Transactions with Related Parties, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 03, 2021
Transactions with Related Parties [Abstract]
Management fees	$ 6,744,750	$ 930,500	$ 212,300
Interest expense	204,167	305,000	162,500
General and administration expenses, related parties	1,200,000	400,000	0
Sale & purchase commission	3,406,400	138,600
Assets [Abstract]
Due from related party - current	0	1,559,132
Due from related party - non-current	810,437	0
Liabilities [Abstract]
Related party debt	0	5,000,000
Accrued loan interest	0	405,000
Voyage commissions, management fees and other expenses	4,507,569	1,941
$5.0 Million Term Loan Facility [Member]
Liabilities [Abstract]
Related party debt	0
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	4,761,000	768,000	212,300
Assets [Abstract]
Due from related party - current	0	1,559,132
Due from related party - non-current	810,437	0
Liabilities [Abstract]
Due to related party - current	3,909,885	0
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,983,750	162,500	0
Sale & purchase commission	3,406,400	138,600	0
Liabilities [Abstract]
Voyage commissions, management fees and other expenses	597,684	1,941
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	1,671,145	29,769
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
General and administration expenses, related parties	1,200,000	400,000	0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense	204,167	305,000	162,500
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Liabilities [Abstract]
Related party debt	0	5,000,000
Accrued loan interest	0	405,000		$ 609,167
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense	$ 204,167	$ 305,000	100,000
Alexandria [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			$ 40,471